UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($) shares in Millions, $ in Millions	Total	Starz Business of Lions Gate Entertainment Corp	Total Lionsgate Studios Corp. Equity (Deficit)	Common Shares	Accumulated Deficit	Parent Net Investment	Parent Net Investment Starz Business of Lions Gate Entertainment Corp	Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Starz Business of Lions Gate Entertainment Corp	Non-controlling Interests		Previously Reported	Previously Reported Total Lionsgate Studios Corp. Equity (Deficit)	Previously Reported Common Shares	Previously Reported Accumulated Deficit	Previously Reported Parent Net Investment	Previously Reported Accumulated Other Comprehensive Income	Previously Reported Non-controlling Interests		Retroactive application of recapitalization	Retroactive application of recapitalization Common Shares	Retroactive application of recapitalization Accumulated Deficit	Retroactive application of recapitalization Parent Net Investment
Beginning balance (in shares) at Mar. 31, 2021				253.4										0.0							253.4
Beginning balance at Mar. 31, 2021	$ (235.3)	$ 2,823.6	$ (236.9)	$ 0.0	$ (134.5)	$ 0.0	$ 2,804.4	$ (102.4)	$ 19.2	$ 1.6	[1]	$ (235.3)	$ (236.9)	$ 0.0	$ 0.0	$ (134.5)	$ (102.4)	$ 1.6	[1]	$ 0.0		$ (134.5)	$ 134.5
Net income (loss)	11.6	(155.3)	11.1		11.1		(155.3)			0.5	[1]
Net transfers to Parent	(49.5)	130.1	(49.5)		(49.5)		130.1
Noncontrolling interests	(0.3)									(0.3)	[1]
Redeemable noncontrolling interests adjustment to redemption value	(98.6)		(98.6)		(98.6)
Other comprehensive income (loss)	112.6		112.6					112.6
Ending balance (in shares) at Mar. 31, 2022				253.4
Ending balance at Mar. 31, 2022	(259.5)	2,798.4	(261.3)	$ 0.0	(271.5)	0.0	2,779.2	10.2	19.2	1.8	[1]
Net income (loss)	0.3	(1,871.0)	(0.3)		(0.3)		(1,871.0)			0.6	[1]
Net transfers to Parent	(550.4)	604.4	(550.4)		(550.4)		604.4
Noncontrolling interests	(0.9)									(0.9)	[1]
Redeemable noncontrolling interests adjustment to redemption value	(59.7)		(59.7)		(59.7)
Other comprehensive income (loss)	91.3		91.3					91.3
Ending balance (in shares) at Mar. 31, 2023				253.4										0.0							253.4
Ending balance at Mar. 31, 2023	(778.9)	1,531.8	(780.4)	$ 0.0	(881.9)	0.0	1,512.6	101.5	19.2	1.5	[1],[2]	(778.9)	(780.4)	$ 0.0	0.0	(881.9)	101.5	1.5	[2]			(881.9)	881.9
Net income (loss)	(4.5)	(835.2)	(5.3)		(5.3)		(835.2)			0.8	[2]
Net transfers to Parent	(39.0)	45.0	(39.0)		(39.0)		45.0
Redeemable noncontrolling interests adjustment to redemption value	(71.0)		(71.0)		(71.0)
Other comprehensive income (loss)	15.6		15.6					15.6
Ending balance (in shares) at Sep. 30, 2023				253.4
Ending balance at Sep. 30, 2023	(877.8)	741.6	(880.1)	$ 0.0	(997.2)	0.0	722.4	117.1	19.2	2.3	[2]
Beginning balance (in shares) at Mar. 31, 2023				253.4										0.0							253.4
Beginning balance at Mar. 31, 2023	(778.9)	1,531.8	(780.4)	$ 0.0	(881.9)	0.0	1,512.6	101.5	19.2	1.5	[1],[2]	(778.9)	(780.4)	$ 0.0	0.0	(881.9)	101.5	1.5	[2]			(881.9)	881.9
Net income (loss)	(92.0)	(915.2)	(93.5)		(93.5)		(915.2)			1.5	[1]
Net transfers to Parent	(239.5)	302.6	(239.5)		(239.5)		302.6
Noncontrolling interests	(0.8)									(0.8)	[1]
Redeemable noncontrolling interests adjustment to redemption value	(34.2)		(34.2)		(34.2)
Other comprehensive income (loss)	(4.8)		(4.8)					(4.8)
Ending balance (in shares) at Mar. 31, 2024				253.4										0.0							253.4
Ending balance at Mar. 31, 2024	(1,150.2)	919.2	(1,152.4)	$ 0.0	(1,249.1)	0.0	900.0	96.7	19.2	2.2	[1],[2]	(1,150.2)	(1,152.4)	$ 0.0	0.0	(1,249.1)	96.7	2.2	[2]			(1,249.1)	1,249.1
Beginning balance (in shares) at Jun. 30, 2023				253.4
Beginning balance at Jun. 30, 2023	(918.4)		(920.2)	$ 0.0	(1,039.5)			119.3		1.8	[2]
Net income (loss)	15.7		15.2		15.2					0.5	[2]
Net transfers to Parent	92.1		92.1		92.1
Redeemable noncontrolling interests adjustment to redemption value	(65.0)		(65.0)		(65.0)
Other comprehensive income (loss)	(2.2)		(2.2)					(2.2)
Ending balance (in shares) at Sep. 30, 2023				253.4
Ending balance at Sep. 30, 2023	(877.8)	741.6	(880.1)	$ 0.0	(997.2)	0.0	722.4	117.1	19.2	2.3	[2]
Beginning balance (in shares) at Mar. 31, 2024				253.4										0.0							253.4
Beginning balance at Mar. 31, 2024	(1,150.2)	919.2	(1,152.4)	$ 0.0	(1,249.1)	0.0	900.0	96.7	19.2	2.2	[1],[2]	$ (1,150.2)	$ (1,152.4)	$ 0.0	$ 0.0	$ (1,249.1)	$ 96.7	$ 2.2	[2]			$ (1,249.1)	$ 1,249.1
Net income (loss)	(157.0)	(26.4)	(156.8)		(156.8)		(26.4)			(0.2)	[2]
Net transfers to Parent	(55.2)	43.1	(55.2)		(55.2)		43.1
Noncontrolling interests	32.9									32.9	[2]
Redeemable noncontrolling interests adjustment to redemption value	9.3		9.3		9.3
Other comprehensive income (loss)	(8.1)		(8.1)					(8.1)
Share-based compensation, Lionsgate contribution post Separation, net of required tax withholding	8.1		8.1	$ 8.1
Issuance of LG Studios Common Shares upon Business Combination and PIPE Investments, net of issuance costs (in shares)				35.3
Issuance of LG Studios Common Shares upon Business Combination and PIPE Investments, net of issuance costs	281.6		281.6	$ 281.6
Ending balance (in shares) at Sep. 30, 2024				288.7
Ending balance at Sep. 30, 2024	(1,038.6)	935.9	(1,073.5)	$ 289.7	(1,451.8)	0.0	916.7	88.6	19.2	34.9	[2]
Beginning balance (in shares) at Jun. 30, 2024				288.7
Beginning balance at Jun. 30, 2024	(926.0)		(960.8)	$ 289.3	(1,339.2)			89.1		34.8	[2]
Net income (loss)	(113.2)		(113.4)		(113.4)					0.2	[2]
Net transfers to Parent	(8.8)				(8.8)
Noncontrolling interests	(0.1)									(0.1)	[2]
Redeemable noncontrolling interests adjustment to redemption value	9.6		9.6		9.6
Other comprehensive income (loss)	(0.5)		(0.5)					(0.5)
Share-based compensation, Lionsgate contribution post Separation, net of required tax withholding	1.5		1.5	1.5
Issuance of LG Studios Common Shares upon Business Combination and PIPE Investments, net of issuance costs	(1.1)		(1.1)	$ (1.1)
Ending balance (in shares) at Sep. 30, 2024				288.7
Ending balance at Sep. 30, 2024	$ (1,038.6)	$ 935.9	$ (1,073.5)	$ 289.7	$ (1,451.8)	$ 0.0	$ 916.7	$ 88.6	$ 19.2	$ 34.9	[2]

[1]	Excludes redeemable noncontrolling interests, which are reflected in temporary equity (see Note 11).
[2]	Excludes redeemable noncontrolling interests, which are reflected in temporary equity (see Note 10).